Master Trust - Net Appreciation of Investments (Details) - EBP 026 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Master Trust [Abstract]
Net appreciation in fair value of investments – Master Trust	$ 54,625,538
Sensient Technologies Corporation Stock Fund [Member]
Master Trust [Abstract]
Net appreciation in fair value of investments – Master Trust	13,385,816
Mutual Funds [Member]
Master Trust [Abstract]
Net appreciation in fair value of investments – Master Trust	$ 41,239,722